Convertible notes (Convertible Notes [Member])	6 Months Ended
Sep. 30, 2012
Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes
5	Convertible notes

On April 27, 2012, the Company completed the sale of US$65 million in aggregate principal amount of 7% coupon interest rate senior unsecured convertible notes (the "KKR Notes"). The KKR Notes are convertible into the Company's ordinary shares at a conversion price of US$2.838 per share and were issued to KKR China Healthcare Investment Limited ("KKRCHIL"). The Company received gross proceeds of US$65 million and incurred issuance costs of RMB14,260 (US$2,269) from the issuance of the KKR Notes. The KKR Notes are senior unsecured obligations, mature on April 27, 2017 and are not redeemable prior to their maturity at the Company's option. The KKR Notes are convertible at any time in whole or part, into the Company's ordinary shares at the conversion price, subject to customary anti-dilution adjustments for significant corporate events. On the maturity date, the Company is obligated to pay a redemption amount on the unconverted portion of the KKR Notes that is calculated to provide a 12% Internal Rate of Return ("IRR").

The carrying amount of the KKR Notes as of September 30, 2012 is summarized in the following table:

	September 30,
	2012	2012
	RMB	US$

Principal amount of the KKR Notes	413,643	65,817
Cumulative interest payable	8,926	1,420
Carrying amount	422,569	67,237

The KKR Notes holder has the right to require the Company to redeem all or any portion of the KKR Notes upon occurrence of events of default. Such events of default under the KKR Notes include suspension from trading or failure of the Company's ordinary shares to be listed over certain periods (subject to certain exceptions), failure to deliver ordinary shares upon conversion, or failure to pay principal or interest to the holder within certain periods when due and payable (including, without limitation, the Company's failure to pay any redemption payments), bankruptcy, materially breaches of any covenants or terms in the KKR Notes, the incurrence of any indebtedness of the Group and any final judgment or judgment against the Group exceeding certain amount, and any other event or events that could be expected to have material adverse effects on the Group. From and after the thirtieth day following the occurrence, and during the continuance, of an event of default under the KKR Notes, the interest rate shall be increased to twenty-two and one-half percent (22.5%) per annum.

The KKR Notes are also entitled to a special redemption payment in the event the Group breaches certain covenants, Golden Meditech Holdings Limited ("GMHL"), a major shareholder of the Company, or certain members of the Company's senior management violate the terms of certain lock-up agreements they have entered into in favor of KKRCHIL. The KKR Notes contain customary ongoing covenants, including affirmative covenants and negative covenants. Covenants are set out in the convertible note purchase agreement and the KKR Notes, including but not limited to compliance with SEC filings and all applicable laws and rules; maintaining Form F-3 eligibility and maintaining and keeping all the current held cord blood banking licenses effective; the Company shall not, without the prior written consent of the KKR Notes holder, change its principal business; dissolve, liquidate, reorganize or restructure; merge with any other entity; commence any case, proceeding or other action under bankruptcy, insolvency or similar law; acquire or dispose of assets other than in the ordinary course of business; approve any budget or business plan; incur any indebtedness such that the outstanding indebtedness is in excess of US$22 million. Any amendment or waiver thereof requires the affirmative consent of a majority of the holder of all outstanding KKR Notes. Additionally, additional payments on the KKR Notes shall be made in the event the Group pays any excess cash dividend in any financial year (See Note 7). Such term provides KKRCHIL with the ability to participate in any excess cash dividend.

The Company has determined that the conversion feature embedded in the KKR Notes should not be bifurcated and accounted for as a derivative pursuant to Financial Accounting Standards Board Accounting Standards Codification ("FASB ASC") 815, Derivatives and Hedging, since the embedded conversion feature is indexed to the Company's own stock and would have been classified in shareholders' equity if it were a free-standing derivative instrument. The Company has determined that the embedded put options that can accelerate the repayment of the KKR Notes and contingent interest feature are clearly and closely related to the debt host contract and are not separately accounted for as a derivative pursuant to the FASB ASC 815. Further, since the conversion price of the KKR Notes exceeded the market price of the Company's ordinary shares on the date of commitment, no portion of the proceed from the issuance was accounted for as attributable to the beneficial conversion feature.

The Company accrued interest on the KKR Notes based on the guaranteed 12% IRR per annum. The difference between the accrued interest rate of 12% and the coupon rate of the KKR Notes is recorded in "convertible notes" in the unaudited condensed consolidated balance sheets. Debt issuance costs are amortized to interest expense from the date the KKR Notes were issued to the earliest date the holders of the KKR Notes can demand payment, which is five years.

Interest relating to the KKR Notes was recognized as follows:

	Three months ended September 30,		Six months ended September 30,
	2012	2012	2012	2012
	RMB	US$	RMB	US$

KKR Notes interest incurred	12,512	1,991	21,337	3,395
Amortization of debt issuance costs	767	122	1,225	195
Total interest expense	13,279	2,113	22,562	3,590